Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Weighted average exercise price	$ 1.04	$ 1.13	$ 1.14	$ 1.13
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	395,147
Options outstanding, Weighted average remaining life (years)	3 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 1.04
Options Outstanding [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	145,000
Options outstanding, Weighted average remaining life (years)	4 years 6 months
Options outstanding, Weighted average exercise price	$ 0.78
Options Outstanding [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	100,000
Options outstanding, Weighted average remaining life (years)	2 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 0.84
Options Outstanding [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	5,000
Options outstanding, Weighted average remaining life (years)	1 year 7 months 6 days
Options outstanding, Weighted average exercise price	$ 0.89
Options Outstanding [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	142,000
Options outstanding, Weighted average remaining life (years)	5 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 1.43
Options Outstanding [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	3,147
Options outstanding, Weighted average remaining life (years)	2 years 6 months
Options outstanding, Weighted average exercise price	$ 1.66
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	395,147
Options exercisable, Weighted average exercise price	$ 1.04
Options Exercisable [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	145,000
Options exercisable, Weighted average exercise price	$ 0.78
Options Exercisable [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	100,000
Options exercisable, Weighted average exercise price	$ 0.84
Options Exercisable [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	5,000
Options exercisable, Weighted average exercise price	$ 0.89
Options Exercisable [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	142,000
Options exercisable, Weighted average exercise price	$ 1.43
Options Exercisable [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	3,147
Options exercisable, Weighted average exercise price	$ 1.66